FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2014
FINANCIAL EXPENSES, NET [Abstract]
FINANCIAL EXPENSES, NET

NOTE 13:-     FINANCIAL EXPENSES, NET

	Year ended December 31,
	2014	2013	2012

	US Dollars in thousands

Interest and exchange rate expenses on long-term loans	95	106	126
Expenses on short-term credit and bank charges	54	284	281
Effect of exchange rate differences on other expenses and net loss from derivative instruments	117	19	137
Other financing expenses (income), net	90	30	(1)

	356	439	543

The Company uses forward contracts and options to manage some of its foreign exchange rate exposures. Such transactions were not designated as hedging instruments for accounting purposes.